Accounts receivable	12 Months Ended
Mar. 28, 2015
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable at March 28, 2015 and March 29, 2014 consist of the following:

	As of
	March 28, 2015	March 29, 2014
	(In thousands)
Customer trade receivables	$5,384	$5,777
Other receivables	2,312	1,557

	$7,696	$7,334

Included in customer trade receivables as of March 28, 2015 and March 29, 2014, was $0.3 million and $0.2 million, respectively, of net trade receivables on nonaccrual status.

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 31, 2012	$2,465
Reduction in provision recorded	(23)
Net write-offs	(333)

Balance March 30, 2013	2,109
Reduction in provision recorded	(7)
Net write-offs	(296)

Balance March 29, 2014	1,806
Additional provision recorded	613
Net write-offs	(160)

Balance March 28, 2015	$2,259

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. These receivables, amounting to approximately $4.1 million and $2.7 million at March 28, 2015 and March 29, 2014, respectively, are included in customer trade receivables.